Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 12
Entity Registrant Name	IMPACT BIOMEDICAL INC.
Entity Central Index Key	0001834105
Entity Tax Identification Number	85-3926944
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	275 Wiregrass Pkwy
Entity Address, City or Town	West Henrietta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14586
City Area Code	+1
Local Phone Number	585-325-3610
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Impact BioMedical Inc.
Entity Address, Address Line Two	275 Wiregrass Pkwy
Entity Address, City or Town	West Henrietta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14586
City Area Code	+1
Local Phone Number	585-325-3610
Contact Personnel Name	Frank D. Heuszel